[Letterhead of]

CRAVATH, SWAINE & MOORE LLP

Stanley, Inc.
Registration Statement on Form S-1
File No. 333-134053

June 26, 2006

Dear Ms. Long:

Stanley, Inc. (the “Company”) has filed today with the Securities and Exchange Commission (the “Commission”), via EDGAR, Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form S-1 (File No. 333-134053) (the “Registration Statement”).  The amendment sets forth the Company’s responses to the comments contained in your letter dated June 9, 2006, relating to the Registration Statement.  Four clean copies of Amendment No. 1, and four copies that are marked to show changes from the originally filed Registration Statement, are enclosed for your convenience with three copies of this letter.  Page references in the response are to pages in the marked copy of Amendment No. 1.

Set forth below in bold font are the comments of the staff of the Commission (the “Staff”) contained in your letter and immediately below each comment is the response of the Company with respect thereto or a statement identifying the location in Amendment No. 1 of the requested disclosure.  Where requested, supplemental information is provided.

General

1.                                      Please provide all information required except that allowed to be excluded by Rule 430A of the Securities Act of 1933.  This information impacts disclosure throughout your filing and will require time to review.  Note that we may have additional comments on your filing once you provide the information.

The Company is still in the process of determining the number of shares to be offered and an appropriate price range, as well as certain other non-Rule 430A information, and as a result is not yet able to include all of the non-Rule 430A information in Amendment No. 1.  The Company will include all non-Rule 430A information in a future amendment prior to effectiveness.  The Company acknowledges that the Staff may have additional comments once this information is provided.

2.                                      Please supplementally provide the staff with any pictures or graphics you intend to use for the prospectus.  We may have comments.

The Company advises the Staff that the Company does not intend to use any pictures or graphics, with the exception of the Company logo that currently appears on the front cover page of the prospectus.

3.                                      Prior to the effectiveness of your registration statement, please provide us with a copy of the letter or call from the NASD indicating that the NASD has no objection to the underwriting compensation described in the filing.

The Company will arrange to have the NASD contact the Staff prior to effectiveness.

4.                                      We note that you have yet to file a number of exhibits.  Please file these exhibits as soon as possible in order to give the staff adequate time to review them.  Note that we may have comments after we review these materials.

The Company has included several of the exhibits with this filing of Amendment No. 1.  The Company will file all unfiled exhibits in a future amendment prior to effectiveness.  The Company acknowledges that the Staff will need adequate time to review and comment on these materials.

5.                                      Please update your financial statements to comply with Rule 3-12 of Regulation S-X.

The Company has revised the Registration Statement to include audited financial statements for the fiscal year ended March 31, 2006, as required by Rule 3-12 of Regulation S-X.

6.                                      We may have further comment once items that are currently blank, such as portions of summary financial data and pro forma financial data, and the capitalization and dilution tables, are completed.

The Company is still in the process of determining the number of shares to be offered and an appropriate price range and is not yet able to provide all of the information in the summary financial data and pro forma financial data, and the capitalization and dilution tables.  The Company acknowledges that the Staff may have further comments once these items are completed.

7.                                      Please provide the information required by Item 505 of Regulation S-K regarding the determination of your offering price.

The Company has revised the disclosure on page 98 of Amendment No. 1 to identify all material factors considered in determining the offering price.

Prospectus Cover Page

8.                                      Please delete the term “Sole Book Runner.”

The Company has removed the term “Sole Book Runner” from the front cover page of the prospectus.

9.                                      Please include a price range as soon as practicable and allow us adequate time to review the filing with the price range before requesting effectiveness.  Also, please indicate the number of shares offered and other information left blank in your prospectus.  Please refer to Instruction 1 to Item 501(b)(3) of Regulation S-K.  In addition, please be advised that you may not circulate copies of your prospectus until you have included an estimated price range and all other information required by the federal securities laws, except information you may exclude in reliance upon Rule 430A of Regulation C.

The Company is still in the process of determining the appropriate price range and the number of shares to be offered, and as a result is not yet able to include this information in Amendment No. 1.  The Company will include this information in a future amendment prior to effectiveness and acknowledges that the Staff will need adequate time to review this information prior to effectiveness.

Summary, page 1

10.                               Ensure that the information you include in your summary and elsewhere is balanced.  To the extent that you continue to cite competitive strengths, please review each one and revise as necessary to provide balancing information.

The Company has revised pages 2 and 3 of Amendment No. 1 to provide balancing information.

Risk Factors, page

11.                               Please avoid language in risk factors like “adversely affect,” or “material adverse effect.”  Instead, please state what the specific impact will be on your financial condition or results of operations.

The Company has revised several risk factors to remove this language and to state with more specificity the impact of the risk in question on the Company’s financial condition or results of operations. Please see pages 8-22 of Amendment No. 1.

12.                               The first two risk factors in this section as well as the risk factor entitled “Changes in the spending policies or budget...” on page 17 appear to be redundant.  Please consider revising to further distinguish, consolidate or delete one or more of these factors.

The Company has combined the risk factor entitled “Changes in the spending policies or budget…” that previously appeared on page 17 with the second risk factor that was previously in this section.  Please see pages 8-9 of Amendment No. 1.

13.                               The risk factor “We may not realize the full value of our backlog” states a fact only and should be revised to briefly reflect the risks resulting from this fact.

The Company has revised this risk factor to more clearly specify the risk described.  Please see page 9 of Amendment No. 1.

14.                               Please consider adding a risk factor that discloses risks related to your indebtedness.

The Company respectfully advises the Staff that upon consummation of this offering the Company expects to have little or no outstanding indebtedness.  Furthermore, at this time the Company does not expect to incur significant additional indebtedness, except in the event of future acquisitions.  Although the Company does not currently contemplate any specific acquisitions, it has revised the risk factor on page 16 of Amendment No. 1 to highlight the risks associated with additional indebtedness that may be incurred in connection with future acquisitions.

15.                               The following risk factors appear to be generic and applicable to any company, industry or offering.  Please provide more specificity as to the potential impact such events would have on your operations or remove the risk factors.  See:

•                                          Our quarterly operating results may fluctuate significantly as a result of factors outside of our control...,page 14

The Company has revised the disclosure on page 15 of Amendment No. 1 to emphasize how this risk specifically applies to the Company and its industry.

•                                          If our stock price fluctuates after this offering, you could lose a significant part of your investment, page 21

The Company respectfully submits that while this risk may generally apply to companies in general and/or companies in its industry, disclosure of the risk provides helpful disclosure to an investor who may be unfamiliar with the significance of certain economic and other events on the Company’s stock price.

16.                               Please do not include risks that are not currently material, or clarify why risks are currently material.  For example, see the risk factors titled:

•                                          We may be harmed by intellectual property infringement claims, page 15

•                                          Our employees may engage in misconduct or other improper   activities, which could harm our business, page 16

The Company has revised these risk factors to clarify why the risks are currently material.  The Company has also modified these risk factors to focus on the material aspects of the risks described.  Please see pages 15-16 of Amendment No. 1.

Unfavorable government audit results could subject us to a variety of penalties and sanctions....page 13

17.                               Please disclose the results of the prior audits.

The Company respectfully advises the Staff that there have been no material adjustments as a result of prior audits.  Therefore, the Company submits that although there remains a risk of adjustments as a result of future audits, additional disclosure about the results of prior audits would constitute mitigating disclosure that would not enhance the description of this risk for potential investors.

The requirements associated with being a public company will require significant company resources and management attention, page 22

18.                               Please reconcile the apparent discrepancy between the thrust of this risk factor, which is that you expect to incur significant expenses as a result of becoming a public company, with your statement that you cannot predict or estimate the amount of additional costs we may incur in order to comply with these requirements.

The Company has revised page 21 of Amendment No. 1 to reconcile the apparent discrepancy.

Industry and Market Data; page 24

19.                               You are responsible for the accuracy of all of the disclosure in the prospectus.  Therefore, please remove the implication in the second sentence of this section that some of the information in the prospectus may not be accurate or reliable.  If specific information is based on your belief, we will not object to a statement to that effect where the information appears.

The Company has revised the disclosure on page 23 of Amendment No. 1.

20.                               You cite INPUT as the source of some of the information in this prospectus.  Please tell us supplementally whether INPUT’s information was prepared for you or for use in this prospectus, or whether it is widely and publicly available.  Tell us whether INPUT consented to your use of its information in this prospectus.  We may have additional comments upon review of your response.

The Company respectfully advises the Staff that the INPUT information in the prospectus is widely available from INPUT on a subscription basis and was not prepared specifically for the Company or for use in the prospectus.  The Company also advises the Staff that INPUT has consented to the inclusion of its information in the prospectus.  The Company acknowledges that the Staff may have further comments.

Use of Proceeds, page 25

21.                               Please disclose weighted average interest rate on the indebtedness you will repay from proceeds.  Please refer to Instruction 4 to Item 504 of Regulation S-K.

The Company has revised the disclosure on page 24 of Amendment No. 1.

Dilution, page 29

22.                               We note the disclosure in the first sentence of the last paragraph.  Please be advised that your comparative table should include the shares subject to outstanding stock options held by officers, directors, and affiliated persons, as it should also include shares these persons have the right to acquire.  See Item 506 of Regulation S-K.  Please revise accordingly.

The Company has revised the disclosure on page 27 of Amendment No. 1 to include the shares subject to outstanding stock options held by officers, directors and affiliated persons.

Unaudited Pro Forma Financial Data, page 30

23.                               You indicate that the Morgan purchase price allocation is preliminary.  Please disclose the steps that still need to occur for the purchase price allocation to be finalized, the potential changes that may occur as a result of its finalization and the time-frame in which you expect its finalization.  In doing so, please also disclose which assets and liabilities you are still in the process of determining the fair value of.  If preacquisition contingencies or other events and circumstances could result in purchase price adjustments, please discuss these arrangements in the filing, along with the related terms.

The Company has revised Amendment No. 1 to delete the language stating that the purchase price allocation is preliminary, as it has been completed since the Company’s initial filing.  The Company advises the Staff that the allocation was previously described as “preliminary” because information gathering and analysis activities were still being undertaken, as well as a review by the Company’s independent registered public accountants in connection with the annual audit, all of which have now been completed.  In addition, the Company supplementally advises the Staff that it is not aware of any preacquisition contingencies or other events and circumstances that could result in purchase price adjustments; however, should any such adjustments become known in future periods, the Company will undertake to describe the nature and amounts of such adjustments to the extent they become necessary.

Notes to the Unaudited Pro Forma Statements of Income, page 33

24.                               You indicate that the preliminary allocation of the Morgan purchase price is based on an independent third-party valuation analysis.  Please include the name of the advisor and a currently dated consent from the advisor in your registration statement in accordance with Rule 436(b) of Regulation C or delete this reference to the financial advisor.

The Company has deleted the reference on page 30 of Amendment No. 1 to the financial advisor that assisted it with the allocation of the purchase price related to the Morgan acquisition.

25.                               Please reconcile in a footnote the historical weighted average common shares outstanding to the pro forma weighted average common shares outstanding.  The denominator used in computing pro forma earnings per share should include only those IPO shares whose proceeds are being used to repay debt, pay for a business acquisition, or pay a cash dividend to shareholders.  IPO shares whose proceeds will be used for general corporate purposes should not be included in arriving at pro forma EPS.  Your reconciliation and accompanying disclosure should make this transparent to readers and discuss the number of IPO shares included in and excluded from the pro forma EPS computations.  You should also disclose by type of security the number of common stock equivalents not included in diluted EPS because the impact was anti-dilutive.

The Company has revised the disclosure on page 30 of Amendment No. 1 to include a reconciliation of historical weighted average common shares outstanding to the pro forma weighted average common shares outstanding.  The Company advises the Staff that there are no common stock equivalents that are not included in diluted EPS because the impact was anti-dilutive.

Unaudited Pro Forma Balance Sheet, page 34

26.                               Please also disclose the number of common shares of authorized, issued and outstanding on a pro forma as adjusted basis.

The Company has removed the unaudited pro forma balance sheet in Amendment No. 1, as this information is now reflected in the Company’s consolidated balance sheet as of March 31, 2006.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 37

27.                               Please provide a sense of how much of your recent growth is due to acquisitions versus that attributed to internal growth.

The Company has revised the disclosure on page 33 of Amendment No. 1.

Operating Margin, page 40

28.                               Please disclose which indirect costs caused operating margins to decline in the fiscal year ended March 31, 2005 versus 2004.

The Company has revised the disclosure on page 36 of Amendment No. 1.

Comparison of Results of Operations for the Nine Months Ended December 31, 2004 and 2005, page 44

Depreciation and Amortization, page 45

29.                               You indicate that the increase in depreciation and amortization was due to the increased amortization of restricted stock grants during the period.  Please tell us how you determined that the amortization of restricted stock grants should be included in depreciation and amortization, rather than selling, general and administrative expenses.  Please make any necessary revisions.

The Company has revised its statement of income to show amortization of deferred compensation as a line item separate from selling, general and administrative expense and depreciation and amortization expense.

Comparison of Results of Operations for the Fiscal Years Ended March 31, 2004 and 2005, page 45

30.                               Please elaborate on your statement that selling, general and administrative expenses as a percentage of revenues decreased from 4.4% for fiscal 2004 to 3.7% for fiscal 2005 due to economies of scale and cost savings resulting from the acquisition of FSC.  What were these economies of scale and savings?  Please do the same for the decrease in fiscal 2004 versus 2003.

The Company has revised the disclosure on page 41 of Amendment No. 1.

Liquidity and Capital Resources, page 47

Contractual Obligations and Other Commitments, page 50

31.                               Please revise your table of contractual cash obligations to include the following:

•              Estimated interest payments on your debt; and

The Company has revised the disclosure on page 45 of Amendment No. 1 to include interest payments on long-term debt.

•              Estimated payments under your swap contracts, if applicable.

The Company advises the Staff that each of its four existing floating to fixed swap contract rates are lower than the current LIBOR rate and are therefore “in the money”.  These contracts would remain "in the money" based on any LIBOR rates that are higher than today's rates.  Therefore, the Company does not expect there to be any incremental cash payments under its swap contracts, particularly in light of the rising interest rate environment.  In addition, because the Company expects to repay all of its outstanding indebtedness with the proceeds of its initial public offering, the Company would be able to terminate these swap contracts upon, or shortly after, the consummation of the offering.  The Company does not expect to make any mark to market cash payments in connection with the termination of these swap contracts.

Because the table is aimed at increasing transparency of cash flow, we believe these payments should be included in the table.  Please also disclose any assumptions you made to derive these amounts.

The Company has revised the disclosure on page 45 of Amendment No. 1 to disclose assumptions made to derive interest payments on the Company's debt.

Business

Company Overview, page 52

32.                               Briefly describe the services Morgan Research Corporation provides.

The Company has revised the disclosure on page 47 of Amendment No. 1.

33.                               Please disclose your “win rate” for contracts on which you were not the incumbent.  Also, disclose the percentage of revenues derived from incumbent and non-incumbent relationships.

The Company has revised the disclosure on pages 1, 47 and 59 of Amendment No. 1 to include the win rate for contracts on which the Company was not the incumbent.

The Company advises the Staff that the Company believes that calculation of percentage of revenues derived from incumbent and non-incumbent relationships is not practicable and, even if practicable, would not represent meaningful information for investors.   In competing for government contracts, third party contractors such as the Company often secure a role (such as prime contractor) under a government “contract vehicle” which, in and of itself, does not guarantee revenue generation, but provides the contractor with the opportunity to compete for task orders, or similar contractual assignments, under the contract.  Once the contractor has secured a task order, the contractor becomes the “incumbent” with respect to the services to be provided pursuant to that task order, and provides those services until the task order is submitted for “recompetition”.  At that point, the contractor must re-compete for the task order, as the incumbent.   The Company distinguishes incumbent contract wins and non-incumbent contract wins based on whether the Company is the incumbent contractor under the task order subject to competition.  The Company believes that disclosure of incumbent contract wins is meaningful because it demonstrates the Company’s ability to meet customer requirements and successfully achieve customer satisfaction, thereby resulting in renewal of an incumbent task order upon recompetition.

However, the Company does not believe there is a similar, apparent basis for distinguishing between incumbent revenues and non-incumbent revenues.  The Company believes that any distinction between incumbent revenues and non-incumbent revenues based on the duration of time that the Company has served a customer, or based on whether a particular task order has previously been recompeted, would represent an arbitrary distinction and would not present investors with additional meaningful information.

Our Market Opportunity, page 53

34.                               Please clarify that the budgetary increases you cite will not necessarily result in a corresponding increase in the purchase of your products and services.

The Company has revised the disclosure on page 48 of Amendment No. 1.

Our Services, page 57

35.                               Please briefly explain what you mean by “CMM level III proficiency” and the significance of this designation.

The Company has added disclosure on page 53 of Amendment No. 1 to explain “CMM level III proficiency”.

Strategic Acquisitions, page 62

36.                               Other than your acquisition of Morgan which is discussed in the MD&A section, please disclose the cost of each of the acquisitions discussed in this section.

The Company has revised the disclosure on page 57 of Amendment No. 1 to include the cost of each acquisition discussed in this section.

Competition, page 67

37.                               To the extent possible, disclose the number of major competitors in each of your five service areas and your competitive position.  Please refer to Item 101(c)(l)(x) of Regulation S-K.

The Company advises the Staff that, notwithstanding the Company’s classification of its service offerings into five service areas, these areas do not reflect distinct areas of competition.  Therefore, it is not practicable for the Company to quantify the number of competitors in each service area or to state its competitive position therein.  The competition faced by the Company in a particular competitive situation is determined, in part, by the size of a proposed government program, as well as by the nature and scope of the services requested to be performed thereunder.  Because the Company’s customers often require a broad range of services to be provided over a program’s lifecycle, the Company will often provide services from two or more of its service areas under a single contractual engagement.  Several such engagements are described on pages 55-57 of Amendment No. 1 under “Business—Select Customer Engagements”.   As a result, depending on the size, scope and nature of a given government project, the Company may compete with large defense and information technology prime contractors and/or small niche contractors with specialized capabilities, regardless of the particular service offerings requested by the customer.  The Company believes that the current disclosure on page 62 of Amendment No. 1 under the heading “Competition” reflects the material information known or reasonably available to the Company concerning the number of its competitors and its competitive position.

Employees, page 68

38.                               Please tell us the names of the eight foreign countries where you have employees.

The Company advises the Staff that it has employees serving its U.S. government agency customers in Afghanistan, Germany, Iraq, Japan, South Korea, Kuwait, the Netherlands and Qatar.

Intellectual Property, page 68

39.                               Please disclose the duration of your patents.  Please refer to Item 101(c)(1)(iv) of Regulation S-K.

The Company has revised the disclosure on page 63 of Amendment No. 1.

40.                               Please revise to disclose how you endeavor to protect your trade secrets.

The Company has revised the disclosure on page 63 of Amendment No. 1 to disclose how it endeavors to protect its trade secrets.

Legal Proceedings, page 68

41.                               Please also confirm to us that there are no material legal proceedings pending.  Refer to Item 103 of Regulation S-K.

The Company hereby confirms to the Staff that there are no material legal proceedings pending.

Certain Relationships and Related Transactions, page 86

42.                               Please clarify whether the agreement with Premise, Inc. is still in effect.  If so, please file this contract, as it appears to be a material agreement.  See Item 601(b)(10)(ii)(A) of Regulation S-K.

The Company has revised the disclosure on page 81 of Amendment No. 1 to clarify that the agreement with Premise, Inc. is no longer in effect.

43.                               Please disclose whether you have procedures for reviewing and pre-approving any transactions with your directors and executive officers.

The Company has revised the disclosure on page 81 of Amendment No. 1.

44.                               Please state whether you believe each transaction discussed in this section is on terms at least as favorable to your company as you would expect to negotiate with unrelated third parties.

The Company has revised the disclosure on page 81 of Amendment No. 1.

Principal and Selling Stockholders, page 87

45.                               Please disclose how each of your selling stockholders acquired their shares.

The Company has revised the disclosure on page 82 of Amendment No. 1.

Description of Indebtedness, page 93

46.                               Please remove the statement in the first sentence of the first paragraph that the summary is “qualified in its entirety by reference,” as it is inconsistent with Rule 411 of Regulation C.

The Company has removed the statement on page 89 of Amendment No. 1.

Underwriting, page 100

47.                               Please disclose the circumstances under which Citigroup would consent to release the lock-ups.

The Company has been advised that Citigroup Global Markets Inc. (“Citigroup”) has no present intent, agreement or arrangement to release any of the securities subject to these lock-up agreements. The release of any lock-up is considered on a case by case basis in light of the particular circumstances surrounding each request for a release. Historically, releases from such lock-up agreements have been unusual and generally given only under special circumstances.  In considering past requests to release shares from lock-up agreements, Citigroup has considered factors such as the length of time before the lock-up expires, the number of shares requested to be released, the reason for the request, market conditions, the trading price of the common stock and historical trading volumes of the common stock.  The Company respectfully submits that because the factors that may enter into a particular decision to release shares from a lockup are not known at this time, they are not disclosable.

48.                               Revise the disclosure in the first sentence of the first full paragraph on page 102 to identify all material factors considered in determining the offering price and to eliminate the suggestion that you have only included some of the factors.

The Company has revised the disclosure on page 98 of Amendment No. 1 to identify all material factors considered in determining the offering price.

Where You Can Find More Information, page 104

49.                               Please revise to delete the fourth sentence.  This statement suggests that you may not have outlined the material provisions of your material contracts or other material documents filed as exhibits to your registration statement.  Please revise accordingly.

The Company has removed the statement on page 100 of Amendment No. 1.

Financial Statements

General

50.                               You indicate that a stock split will occur in conjunction with this offering.  Please revise your financial statements and your disclosures throughout the filing to give retroactive effect to the expected stock split.  Doing this in the next amendment will save us substantial review time in future amendments.  If your auditors believe that only a “draft” report can be presented, due to a pending future event such as the stock split, they must include in the filing a signed and dated preface to their “draft” report stating the reason for the “draft” report and that they expect to be in a position to issue the report in the form presented prior to effectiveness.  The signed, dated, and unrestricted auditor’s report should be included in the filing prior to effectiveness.  See Rule 2-02 of Regulation S-X.

The Company has reflected its anticipated 30 to 1 stock split on a retroactive basis for all periods presented throughout the financial statements.  Additionally, the Company’s independent registered public accountants have issued a “draft” audit report, which is included in the filing.  Such report will be signed, dated and unrestricted prior to the effectiveness of the Registration Statement.

51.                               Please disclose your general segment information in accordance with paragraph 26 of SFAS 131.  Please also provide enterprise-wide disclosures in accordance with paragraphs 36 through 38 of SFAS 131.

The Company has added disclosure on page F-12 of Amendment No. 1.

52.                               You indicate on page F-9 that you operate in five service areas: systems engineering, enterprise integration, operational logistics, business process outsourcing and advanced engineering and technology.  Please tell us what you consider to be your operating segments for purposes of paragraph 10 of SFAS 131 and explain to us how you reached this conclusion.  If your operating segments are not these five service areas or a lower level within your business, please also explain why not.  After you identify for us your operating segments, please explain to us how you determined that each of your operating segments met the criteria in paragraph 17 of SFAS 131 for aggregation into one reportable segment.

The Company advises the Staff that its chief operating decision maker reviews the Company’s operating results, including profit and loss, on a consolidated basis only.  From time to time, the Company’s chief operating decision maker may review performance under individual contracts based upon materiality, risk assessment or the occurrence of a significant event.  Additionally, performance under the Company’s contracts frequently involves more than one service area and, therefore, it is not possible to segment financial information in a meaningful way, as discrete financial information by service area is not available.  The Company views its operation as a single reportable segment for the following reasons (consistent with paragraph 16 of SFAS 131, regarding reportable segments generally):

The Company’s potential operating segments may be aggregated into a single reportable segment because the aggregation is consistent with the objectives and basic principles of SFAS 131 and the aggregation criteria pursuant to paragraph 17 of SFAS 131 is met.  Specifically, two or more potential operating segments may be aggregated into a single reportable segment if aggregation is consistent with the objective and basic principles of SFAS 131, if the segments have similar economic characteristics and if the segments are similar in each of the following areas:

a.                                       The nature of the products and services

b.                                      The nature of the production processes

c.                                       The type or class of customer for their products and services

d.                                      The methods used to distribute their products or provide their services

e.                                       If applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

The nature of the products and services: The Company provides information technology solutions and services to, and derives substantially all of its revenue from, U.S. Government agencies, principally the Department of Defense, the Department of State, the Department of Justice and the Department of Homeland Security.  As a result, funding for the Company’s programs and services are generally linked to trends in U.S. Government spending in the areas of defense, intelligence and homeland security.

Substantially all of the Company’s services are of a similar nature—federal information technology-related solutions and services.  The Company’s services include software development, enterprise security architecture, information assurance, operations support, network and critical infrastructure protection, information technology, systems integration and engineering support.

The nature of the production processes: Most of the Company’s contracts with the U.S. Government are awarded through a similar process, typically through competitive bidding.

Substantially all of the Company’s contracts are serviced by similar types of employees.  The Company’s ability to generate revenue depends on technology solutions developed and delivered by highly-skilled employees.  Among the Company’s highly-skilled employees are scientists, software designers, process engineers and intelligence analysts.

The type or class of customer:  The Company serves almost exclusively a single type or class of customer: the U.S. Government.  The Company has earned substantially all of its revenue from contracts with the U.S. Government for the year ended March 31, 2006, which is consistent with that of prior years.

The distribution methods for its products/services:  The Company uses a similar distribution method for its contracts.  The Company’s final products or services are technology solutions that are highly customized to meet customer specifications.  Among the final products or services the Company delivers are infrastructure support, safeguarding critical infrastructures, information assurance, enterprise security architecture, information systems design and integration services and information systems maintenance services.

The nature of the regulatory environment:  The Company must comply with, and is affected by, laws and regulations relating to the formation, administration and performance of U.S. Government contracts, in connection with each of the Company’s service areas.  For example, the Company is subject to the Federal Acquisition Regulations and all supplements, which comprehensively regulate the formation, administration and performance of federal government contracts, and to the Truth in Negotiations Act, which requires certification and disclosure of cost and pricing data in connection with contract negotiations.  In addition, the Company’s performance under its U.S. Government contracts and its compliance with the terms of those contracts are subject to periodic review by the Company’s contracting agency customers and the Defense Contract Audit Agency.

The Company believes it is also appropriate to view its operation as a single reportable segment because none of the Company’s potential operating segments exceeds the quantitative thresholds described in paragraph 18 of SFAS 131.  Specifically, the Company notes that, with one exception, each of the Company’s contracts generates revenue that is equal to or less than 10 percent of the Company’s total revenue.  Additionally, each of the Company’s contract receivables represents less than 10 percent of the Company’s total assets.

Statements of Cash Flows, page F-7

53.                               Please present changes in billed and unbilled accounts receivable separately in your operating activities section.

The Company respectfully submits that separate presentation of changes in billed and unbilled receivables would not provide a reader of the financial statements with meaningful information since changes in unbilled receivables would not necessarily constitute an operating cash flow, but rather a shift from unbilled to billed receivables.  Moreover, in the notes to the financial statements, the Company has presented a breakout of the billed and unbilled balances as of each balance sheet date for the purpose of providing further transparency to the reader.  Additionally, the Company has revised the line-item description on the statement of cash flows to read “Decrease (increase) in accounts receivable.”

54.                               Please present borrowings and repayments on your long-term note on a gross, rather than net basis.  See paragraph 11 of SFAS 95.

The Company has revised the presentation on the statement of cash flows to present borrowing and repayments of long-term debt on a gross, rather than net basis in accordance with paragraph 11 of SFAS 95.

Note 1 - Summary of Significant Accounting Policies, page F-9

Revenue Recognition, page F-9

55.                               Please disclose your accounting policy for unapproved change orders and claims on your percentage of completion contracts, including whether or not you assume a profit component.

The Company has revised the disclosure on page F-9 of Amendment No. 1 to provide additional discussion in its revenue recognition policy footnote.

56.                               Please disclose your accounting policy related to pre-contract costs.  In doing so, please disclose whether or not pre-contract costs related to unsuccessful contract bids are written off in the period you are informed you did not get the specific contract.  If not, please disclose why not and discuss when they are expensed and your basis for that alternative treatment.

The Company has revised the disclosure on page F-9 of Amendment No. 1 to provide additional discussion in its revenue recognition policy footnote.

Derivative Instruments and Hedging Activities, page F-13

57.                               You disclose items that constitute components of other comprehensive income (loss) under this heading.  Please present a line item for accumulated other comprehensive income on the face of your balance sheet and a column for other comprehensive income in your statements of changes in stockholders’ equity.  Please also present comprehensive income and its components in a financial statement that is displayed with the same prominence as other financial statements that constitute a full set of financial statements as required by paragraph 22 of SFAS 130.

The Company respectfully submits that gains and losses are recognized in the income statement in each reporting period based on changes in the fair value of the interest rate swap.  As such, there are no elements of other comprehensive income to report in the financial statements.  The Company has clarified the disclosure on page F-12 of Amendment No. 1 to state that the unrealized gains and losses are in fact recognized in each period of change.

Note 6 - Debt, page F-17

58.                               Please disclose the related terms and due dates for each of your loans under this Note 6 and the.  new loans discussed under Note 14.  See Rule 5-02.22 of Regulation S-X.

The Company has revised the disclosure on pages F-16 and F-17 of Amendment No. 1 to provide the terms and due dates for borrowings under its credit facilities.

Note 9 - Employee Stock Ownership Plan, page F-21

59.                               You indicate that Stanley determines the fair value of its stock utilizing various methods, including obtaining an independent third-party valuation specialist.  Please include the name of the advisor and a currently dated consent from the advisor in your registration statement in accordance with Rule 436(b) of Regulation C or delete this reference to the financial advisor.

The Company has revised the disclosure on page F-20 of Amendment No. 1 to remove the reference to the financial advisor.

Note 11 - Stockholders’ Equity, page F-22

Deferred Compensation and Stock Options, page F-22

60.                               You indicate that your Executive Deferred Compensation and Equity Incentive Plan allows for cash awards.  Please disclose whether any cash awards have been awarded for the periods presented.  If you have awarded cash awards, please disclose and tell us how you have accounted for these awards in your financial statements.  Please cite the accounting literature used to support your conclusion, if applicable.

The Company has revised the disclosure on page F-21 of Amendment No. 1 to indicate that no cash awards have been awarded for the periods presented.

Note 12 - Commitments and Contingencies, page F-24

Operating Leases, page F-24

61.                               Please disclose how you account for (a) step rent provisions and escalation clauses and (b) capital improvement funding and other lease concessions, which may be present in your leases.  If, as we assume, they are taken into account in computing your minimum lease payments and the minimum lease payments are recognized on a straight-line basis over the minimum lease term, the note should so state.  If our assumption is incorrect, please tell us how your accounting complies with SFAS 13 and FTB 88-1.  Paragraph 5.n. of SFAS 13, as amended by SFAS 29, discusses how lease payments that depend on an existing index or rate, such as the consumer price index or the prime interest rate, should be included in your minimum lease payments.

The Company has revised the disclosure on page F-25 of Amendment No. 1.

Contract Cost Audits, page F-25

62.                               You state that adjustments resulting from audits of all subsequent years are not expected to have a material effect on your financial position or results of operations.  Please revise your disclosure to clarify whether you believe that adjustments resulting from audits will have a material effect on your cash flows as well.

The Company has revised the disclosure on page F-26 of Amendment No. 1 to state that any adjustments arising from contract cost audits will not have a material effect on cash flows.

Morgan Research Corporation Financial Statements, page F-28

63.                               Please make corresponding changes in Morgan Research’s financial statements to address the comments written on Stanley’s financial statements, as appropriate.

The Company respectfully advises the Staff that the changes made to Stanley’s financial statements in response to the Staff’s comments are not applicable to Morgan Research’s financial statements.

Part II

Item 13.  Other Expenses of Issuance and Distribution, page II-1

64.                               We note that you maintain officer and director insurance.  Please include as a separate item any premium paid on any policy obtained in connection with the offering and sale of the securities being registered which insures or indemnifies directors or officers against any liabilities they may incur in connection with the registration, offering, or sale of such securities.  Please refer to the instruction to Item 511 of Regulation S-K.

The Company advises the Staff that no officer and director insurance policy has been obtained in connection with the offering. The Company has also revised the disclosure on page II-2 of Amendment No. 1 to clarify that the Company maintains officer and director insurance but has not obtained new coverage in connection with the offering.

Item 15.  Recent Sales of Unregistered Securities, page II-2

65.                               Please disclose the information required by Item 701(c) of Regulation S-K with respect to the 773 shares of stock issued to four members of your board in fiscal 2006.

The Company has revised the disclosure on page II-3 of Amendment No. 1.

Item 17.  Undertaking, page II-5

66.                               Please provide the undertaking in Item 512(i)(2) of Regulation S-K.

The Company has revised the disclosure on page II-4 of Amendment No. 1.

Please contact the undersigned at (212) 474-1024, or, in my absence, Stephen L. Burns at (212) 474-1146, Chrystie Hale Perry at (212) 474-1476 or Stephen M. Kessing at (212) 474-1344, with any questions or comments you may have regarding the Registration Statement.

Very truly yours,

/s/ Craig F. Arcella

Craig F. Arcella

Ms. Pamela Long
        Assistant Director
                United States Securities and Exchange Commission
                        Division of Corporation Finance
                                100 F Street, N.E.
                                        Washington, D.C.  20549-7010

cc:                                 Mr. Craig Slivka, United States Securities and Exchange Commission
Ms. Lesli Sheppard, United States Securities and Exchange Commission
Mr. Philip O. Nolan, Stanley, Inc.